Income Taxes - Schedule of Income Tax Expense (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Canadian
Current	$ 0	$ 0
Deferred	0	0
Total	0	0
Foreign
Canadian	36,423	0
Deferred	0	0
Total	36,423	0
Total
Canadian	36,423	0
Deferred	0	0
Income tax expense	$ 36,423	$ 0